Operating segments (Tables)	12 Months Ended
Dec. 31, 2017
Operating segments
Schedule of consolidated income statement and other significant data

The 2015 consolidated income statement and other significant data are as follows:

		Global
	Retail	Corporate	Corporate
2015	Banking	Banking	Activities	Total

Net interest income	37,514	4,060	1,414	42,988
Dividend income	—	24	80	104
Net fee and commission income	11,839	1,786	7	13,632
Gains/(losses) on financial assets and liabilities and exchange differences (net)	866	1,060	584	2,510
Other operating income/(expenses)	(2,101)	(466)	29	(2,538)
Total income	48,118	6,464	2,114	56,696
Administrative expenses	(18,647)	(1,956)	(177)	(20,780)
Depreciation and amortization	(1,759)	(94)	(10)	(1,863)
Impairment losses on financial assets (net)	(15,081)	(960)	—	(16,041)
Impairment losses on other assets (net)	—	—	—	—
Provisions (net)	265	—	(7)	258
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	7	7
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	91	91
Operating profit before tax	12,896	3,454	2,018	18,368
Income tax				(4,304)
Profit for the year				14,064
Profit attributable to the Parent				14,051
Profit attributable to non-controlling interest				13
Total assets	473,399	524,098	178,337	1,175,834
Total liabilities	404,431	414,004	249,641	1,068,076

The 2016 consolidated income statement and other significant data are as follows:

		Global
	Retail	Corporate	Corporate
2016	Banking	Banking	Activities	Total

Net interest income	42,277	4,899	1,954	49,130
Dividend income	—	—	94	94
Net fee and commission income	12,211	1,749	(20)	13,940
Gains/(losses) on financial assets and liabilities and exchange differences (net)	721	2,682	359	3,762
Other operating income/(expenses)	(2,104)	(649)	(122)	(2,875)
Total income	53,105	8,681	2,265	64,051
Administrative expenses	(19,955)	(2,440)	(260)	(22,655)
Depreciation and amortization	(1,890)	(158)	(10)	(2,058)
Impairment losses on financial assets (net)	(15,955)	(706)	—	(16,661)
Provisions (net)	(75)	(29)	(777)	(881)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	20	20
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	71	71
Operating profit before tax	15,230	5,348	1,309	21,887
Income tax				(5,351)
Profit for the year				16,536
Profit attributable to the Parent				16,536
Profit attributable to non-controlling interest				—
Total assets	519,589	588,596	242,752	1,350,937
Total liabilities	475,625	564,131	205,954	1,245,710

The 2017 consolidated income statement and other significant data are as follows:

		Global
	Retail	Corporate	Corporate
2017	Banking	Banking	Activities	Total

Net interest income	47,969	5,295	2,580	55,844
Dividend income	—	5	145	150
Net fee and commission income	13,047	1,758	8	14,813
Gains/(losses) on financial assets and liabilities and exchange differences (net)	786	2,532	146	3,464
Other operating income/(expenses)	(2,136)	(505)	(304)	(2,945)
Total income	59,666	9,085	2,575	71,326
Administrative expenses	(22,377)	(2,759)	(301)	(25,437)
Depreciation and amortization	(2,317)	(204)	(12)	(2,533)
Impairment losses on financial assets (net)	(17,763)	(1,057)	—	(18,820)
Provisions (net)	(98)	20	(359)	(437)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	6	6
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	69	69
Operating profit before tax	17,111	5,085	1,978	24,174
Income tax				(5,496)
Profit for the year				18,678
Profit attributable to the Parent				18,678
Profit attributable to non-controlling interest
Total assets	551,250	531,295	246,646	1,329,191
Total liabilities	521,787	521,284	170,710	1,213,781